Investments in Real Estate (Details) (USD $)					12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Number sqft		Dec. 31, 2012	Dec. 31, 2013 Spring House [Member] Number sqft		Dec. 31, 2013 Creekside [Member] Number sqft		Dec. 31, 2013 Augusta [Member] Number sqft		Dec. 31, 2013 Orlando [Member] Number sqft		Dec. 31, 2013 Chicago [Member] Number sqft
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Rentable Square Footage		1,183,496			310,826		211,632		266,148		234,600		160,290	[1]
Number of Units	636	1,252			432		192		240		198		190	[1]
Date Acquired					Dec. 03, 2009		Mar. 31, 2010		Sep. 01, 2010		Oct. 02, 2012		Dec. 17, 2012	[1]
Property Acquisition Cost		$ 148,450	[2]		$ 29,250	[2]	$ 14,250	[2]	$ 24,950	[2]	$ 25,100	[2]	$ 54,900	[1],[2]
Gross Amount of Our Investment	$ 308,105,722	$ 143,633,067		$ 146,589,933	$ 2,670		$ 717		$ 1,931		$ 4,599		$ 6,098	[1]
Our Ownership Interest in Property Owner					38.25%		24.70%		25.00%		48.40%		35.31%	[1]
Average Annual Effective Rent Per Unit		$ 6,333	[3]		$ 800	[3]	$ 978	[3]	$ 957	[3]	$ 1,446	[3]	$ 2,152	[1],[3]
Percentage of Occupied		91.00%	[4]		92.00%	[4]	92.00%	[4]	88.00%	[4]	95.00%	[4]	89.00%	[1],[4]

[1]	The rentable square footage for the MDA Apartments includes 8,200 square feet of retail space.
[2]	Property Acquisition Cost excludes acquisition fees and closing costs.
[3]	Average effective monthly rent per unit is equal to the average of (i) the contractual rent for commenced leases as of December 31, 2013 minus any tenant concessions over the term of the lease, divided by (ii) the number of units under commenced leases as of December 31, 2013. Total concessions for the year ended December 31, 2013 amounted to approximately $617,000.
[4]	Percent occupied is calculated as (i) the number of units occupied as of December 31, 2013, divided by (ii) total number of units, expressed as a percentage.